Capital (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands			in $
Balance as of January 1, 2018	2,367	614,037	35,960,062	0.05
Capital Increase	379	178,230	6,146,000	—
Exercise of share warrants, employee warrants and stock options	19	7,751	324,007	—
Non-cash stock based compensation expense	—	28,507	—	—

Balance as of December 31, 2018	2,765	828,525	42,430,069	0.05

Capital Increase	2	—	35,600	—
Exercise of share warrants, employee warrants and stock options	—	—	—	—
Non-cash stock based compensation expense	—	14,951	—	—
Other movements	—	2	—

Balance as of December 31, 2019	2,767	843,478	42,465,669	0.05

Exercise of share warrants, employee warrants and stock options	18	6,101	314,517	—
Non-cash stock based compensation expense	—	14,365	—	—
Other movements	—	(32)	—

Balance as of December 31, 2020	2,785	863,912	42,780,186	0.05

Schedule of Share Warrants and Non-employee Warrants

Date	Type	Number of warrants/shares oustanding as of 01/01/2020	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares oustanding as of 12/31/2020	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2020	Strike price per share in euros
07/27/2010	BSPCE	19,702	—	19,702	—	—	—	—	7.97
03/24/2015	Stock Options	1,612,994	—	—	21,391	1,591,603	1,591,603	1,591,603	38.45
03/27/2015	BSA	130,000	—	—	—	130,000	130,000	130,000	38.45
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	50,000	29.58
09/08/2015	BSA	224,200	—	—	—	224,200	224,200	224,200	28.01
09/08/2015	Stock Options	1,623,200	—	—	24,500	1,598,700	1,598,700	1,598,700	27.55
03/14/2016	BSA	147,025	—	—		147,025	147,025	147,025	27.37
03/14/2016	Stock Options	1,652,595	—	2,354	13,536	1,636,705	1,636,705	1,636,705	22.44
10/28/2016	BSA	148,000	—	—		148,000	148,000	148,000	18.68
10/28/2016	Stock Options	2,178,893		238,660	21,599	1,918,634	1,918,634	1,918,634	17.90
10/11/2017	BSA	200,000	—	—	—	200,000	200,000	200,000	24.34
10/11/2017	Stock Options	960,000	—	1,000	35,000	924,000	924,000	707,722	22.57
10/08/2018	Free shares	3,000	—	3,000	—	—	—	—	23.84
10/08/2018	Stock Options	50,000	—	—	30,000	20,000	20,000	9,996	24.80
12/17/2018	Free shares	13,000	—	—	13,000	—	—	—	16.00
12/17/2018	Stock Options	40,000	—	—	40,000	—	—	—	18.37
03/07/2019	Free shares	2,500	—	—	—	2,500	2,500	—	16.00
04/24/2019	Stock Options	1,469,700	—	41,539	162,646	1,265,515	1,265,515	531,538	18.25
04/24/2019	Free shares	6,500	—	—	—	6,500	6,500	—	18.01
07/16/2019	Free shares	4,000	—	—	—	4,000	4,000	—	14.01
11/06/2019	Stock Options	55,000	—	—	25,000	30,000	30,000	7,500	11.06
11/06/2019	Free shares	21,500	—	—	6,500	15,000	15,000	—	11.32
11/18/2019	Stock Options	30,000	—	7,500	—	22,500	22,500	—	12.33
11/18/2019	Free shares	16,500	—	—	—	16,500	16,500	—	12.16
03/04/2020	Free shares	—	6,500	—	—	6,500	6,500	—	14.54
04/14/2020	Free shares	—	20,000	—	—	20,000	20,000	—	9.14
04/14/2020	Stock Options	—	160,000	—	—	160,000	160,000	—	8.27
06/19/2020	Free shares	—	16,500	—	—	16,500	16,500	—	14.76
06/19/2020	Stock Options	—	17,000	—	—	17,000	17,000	—	15.84
07/20/2020	Free shares	—	10,000	—	—	10,000	10,000	—	15.76
07/20/2020	Stock Options	—	17,000	—	—	17,000	17,000	—	15.12
08/05/2020	Free shares	—	70,000	—	—	70,000	70,000	—	14.00
08/05/2020	Stock Options	—	212,000	—	—	212,000	212,000	—	14.62
09/11/2020	Free shares	—	15,000	—	—	15,000	15,000	—	14.58
09/11/2020	Free shares	—	6,500	—	—	6,500	6,500	—	14.98
09/11/2020	Stock Options	—	45,000	—	—	45,000	45,000	—	14.36
10/14/2020	Free shares	—	423,285	—	6,535	416,750	416,750	—	22.45
11/05/2020	Stock Options	—	28,000	—	—	28,000	28,000	—	14.62
11/05/2020	Free shares	—	16,600	—	—	16,600	16,600	—	14.76
12/16/2020	Free shares	—	7,300	—	—	7,300	7,300	—	23.75
	Total	10,658,309	1,070,685	313,755	399,707	11,015,532	11,015,532	8,901,623

Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest
The following table summarizes the information relating to each of our subsidiaries that reported non-controlling
interest (“NCI”):

	CALYXT
	2019	2020
	$ in thousands
Revenue	7,294	22,892
Net Profit (Loss)	(40,142)	(43,902)

Net Profit (Loss) attributable to NCI	(13,121)	(16,409)

Other comprehensive income	(1,237)	(1,196)
Total comprehensive income	(41,378)	(45,098)

Total comprehensive income attributable to NCI	(12,856)	(15,942)

Current assets	63,528	39,590
Non-current assets	22,518	23,737
Current liabilities	6,642	6,945
Non-current liabilities	15,121	19,507

Net assets	64,283	36,875

Net assets attributable to NCI	19,973	13,035